Stock-Based Compensation (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Restricted stock	Dec. 31, 2012 Incentive Plan	Dec. 31, 2011 Incentive Plan	Dec. 31, 2010 Incentive Plan	Mar. 31, 2010 Incentive Plan	Dec. 31, 2012 Incentive Plan Restricted stock	Nov. 29, 2012 Incentive Plan Restricted stock Officer	Dec. 31, 2012 Incentive Plan Restricted stock Officer	Nov. 29, 2012 Incentive Plan Restricted stock Officer Vesting immediately on the grant date	Nov. 29, 2012 Incentive Plan Restricted stock Officer Vesting on the second year from the anniversary of the date of grant	Nov. 29, 2012 Incentive Plan Restricted stock Officer Vesting on the third year from the anniversary of the date of grant	Nov. 30, 2012 Incentive Plan Nonqualified stock options Officer	Dec. 31, 2012 Incentive Plan Nonqualified stock options Officer	Nov. 30, 2012 Incentive Plan Nonqualified stock options Officer Vesting immediately on the grant date
Stock-based compensation
Number of shares of common stock authorized									1,174,014
Number of awards available under the plan (in shares)						758,399
Vesting period								3 years
Stock compensation expense (in dollars)	$ 4,312,000	$ 541,000	$ 705,000	$ 821,000		$ 700,000	$ 800,000					$ 200,000					$ 0
Number of options granted (in shares)																77,250
Exercise price (in dollars per share)																$ 6.31
Contractual term																10 days
Number of options vested (in shares)																		77,250
Unrecognized compensation cost related to nonvested shared-based compensation arrangements (in dollars)						300,000
Number of shares of treasury stock repurchased						7,107	7,725
Fair value of shares of treasury stock repurchased (in dollars)		$ (41,000)	$ 41,000	$ 43,000		$ 40,000	$ 40,000
Activity for restricted shares of common stock
Nonvested restricted shares, beginning of year (in shares)										95,636
Granted (in shares)					49,600					77,250	77,250
Vested (in shares)										(114,001)			(25,750)	(25,750)	(25,750)
Forfeited (in shares)										(7,385)
Nonvested restricted shares, end of year (in shares)										51,500